DoubleLine Emerging Markets Fixed Income Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 67.7%

Brazil - 8.5%
505,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38	% (a)	01/28/2031	456,404
1,650,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38%		01/28/2031	1,491,220
7,700,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	7,861,238
2,300,000	BRF S.A.	4.88%		01/24/2030	1,872,775
2,900,000	Cosan Luxembourg S.A.	7.50	% (a)	06/27/2030	2,874,480
7,200,000	Cosan Overseas Ltd.	8.25	% (b)	08/05/2023	7,165,187
400,000	Cosan Overseas Ltd.	7.00%		01/20/2027	400,112
3,303,595	Guara Notre SARL	5.20%		06/15/2034	2,896,510
1,929,352	Invepar Holdings	0.00	% (c)(d)	12/30/2028	—
3,400,000	MARB BondCo PLC	3.95%		01/29/2031	2,436,471
6,957,011	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	4,705,669
4,700,000	Minerva Luxembourg S.A.	4.38%		03/18/2031	3,681,001
1,500,000	Movida Europe S.A.	5.25%		02/08/2031	1,219,651
6,472,543	MV24 Capital B.V.	6.75%		06/01/2034	5,847,242
1,100,000	NBM US Holdings, Inc.	7.00%		05/14/2026	1,067,759
250,000	NBM US Holdings, Inc.	6.63%		08/06/2029	229,104
775,000	Simpar Europe S.A.	5.20%		01/26/2031	615,937
850,000	Unigel Luxembourg S.A.	8.75%		10/01/2026	279,437

					45,100,197

Chile - 7.1%
1,000,000	AES Andes S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	921,555
4,800,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (a)	03/26/2079	4,442,064
4,803,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	4,444,840
1,000,000	Agrosuper S.A.	4.60	% (a)	01/20/2032	848,804
523,000	Agrosuper S.A.	4.60%		01/20/2032	443,924
2,900,000	CAP S.A.	3.90	% (a)	04/27/2031	2,113,665
4,644,000	CAP S.A.	3.90%		04/27/2031	3,384,780
12,135,000	Chile Electricity PEC S.p.A.	0.00	% (a)	01/25/2028	9,370,647
2,868,250	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	2,588,753
3,508,672	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	3,244,381
4,400,000	Inversiones La Construccion S.A.	4.75%		02/07/2032	3,520,254
1,800,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	939,667
4,000,000	VTR Finance NV	6.38%		07/15/2028	1,539,875

					37,803,209

Colombia - 6.4%
397,500	AI Candelaria Spain S.A.	7.50%		12/15/2028	372,560
3,800,000	AI Candelaria Spain S.A.	5.75	% (a)	06/15/2033	2,819,923
3,280,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	2,434,039
2,850,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (a)(b)	04/22/2031	2,100,075
400,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	7.05%		04/03/2027	377,806
4,100,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	3,493,364
10,200,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	8,037,953
4,392,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	3,295,230
910,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	803,762
400,000	Gran Tierra Energy International Holdings Ltd.	6.25	% (a)	02/15/2025	343,430
9,700,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	8,328,177
2,100,000	Gran Tierra Energy International Holdings Ltd.	7.75	% (a)	05/23/2027	1,591,615

					33,997,934

Dominican Republic - 0.9%
5,400,000	AES Andres B.V.	5.70	% (a)	05/04/2028	4,840,209

Guatemala - 2.6%
3,550,000	Banco Industrial S.A. (5 Year CMT Rate + 4.44%)	4.88%		01/29/2031	3,257,591
5,331,000	CT Trust	5.13%		02/03/2032	4,283,407
3,974,400	Millicom International Cellular S.A.	6.63%		10/15/2026	3,808,586
1,890,000	Millicom International Cellular S.A.	5.13%		01/15/2028	1,652,038
1,080,000	Millicom International Cellular S.A.	6.25%		03/25/2029	969,215

					13,970,837

India - 8.3%
2,588,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	1,926,651
2,626,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	1,856,382
2,928,000	Adani International Container Terminal Private Ltd.	3.00	% (a)	02/16/2031	2,303,397
4,140,375	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	3,257,148
2,400,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	2,035,270
900,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	729,677
4,450,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	3,117,764
1,500,000	Adani Ports & Special Economic Zone Ltd.	3.83%		02/02/2032	1,086,783
1,300,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	1,137,693
1,260,000	JSW Hydro Energy Ltd.	4.13	% (a)	05/18/2031	1,064,197
168,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	141,893
3,200,000	JSW Steel Ltd.	5.05%		04/05/2032	2,589,676
200,000	Network i2i Ltd. (5 Year CMT Rate + 3.39%)	3.98	% (b)	03/03/2026	179,500
850,000	Network i2i Ltd. (5 Year CMT Rate + 4.27%)	5.65	% (b)	01/15/2025	827,688
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	544,239
500,000	Reliance Industries Ltd.	2.88%		01/12/2032	417,290
1,100,000	UltraTech Cement Ltd.	2.80%		02/16/2031	904,797
700,000	UPL Corporation Ltd.	4.50%		03/08/2028	628,278
8,265,000	UPL Corporation Ltd.	4.63%		06/16/2030	7,107,899
4,800,000	Vedanta Resources Finance PLC	9.25	% (a)	04/23/2026	3,566,933
10,900,000	Vedanta Resources Ltd.	6.13%		08/09/2024	8,169,028

					43,592,183

Indonesia - 7.2%
3,100,000	Freeport Indonesia PT	5.32	% (a)	04/14/2032	2,939,068
3,200,000	Freeport Indonesia PT	6.20%		04/14/2052	2,892,352
1,350,000	Freeport-McMoRan, Inc.	4.38%		08/01/2028	1,274,899
1,000,000	Freeport-McMoRan, Inc.	5.25%		09/01/2029	983,358
5,200,000	Freeport-McMoRan, Inc.	4.63%		08/01/2030	4,904,380
4,600,000	Indonesia Asahan Aluminium Persero PT	5.45%		05/15/2030	4,464,144
7,030,350	LLPL Capital Pte Ltd.	6.88	% (a)	02/04/2039	6,318,140
3,473,820	LLPL Capital Pte Ltd.	6.88%		02/04/2039	3,121,905
4,500,000	Minejesa Capital B.V.	4.63%		08/10/2030	4,050,935
9,300,000	Minejesa Capital B.V.	5.63%		08/10/2037	7,311,075

					38,260,256

Israel - 2.3%
8,400,000	Bank Hapoalim B.M.	3.26	% (a)(e)	01/21/2032	7,221,740
5,300,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28	% (a)	01/29/2031	4,749,542

					11,971,282

Jamaica - 0.3%
3,337,636	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	% (a)(b)(c)	07/17/2023	387,767
2,219,824	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (a)(c)	04/01/2025	965,623

					1,353,390

Korea - 0.2%
200,000	Shinhan Financial Group Company Ltd. (5 Year CMT Rate + 2.06%)	2.88	% (a)(b)	05/12/2026	176,250
1,000,000	Woori Bank	4.75%		04/30/2024	985,550

					1,161,800

Kuwait - 0.7%
3,000,000	Equate Petrochemical B.V.	2.63%		04/28/2028	2,621,673
1,000,000	MEGlobal Canada ULC	5.00%		05/18/2025	981,845

					3,603,518

Mexico - 5.7%
800,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63	% (b)	01/24/2032	619,200
4,400,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	% (b)	01/10/2028	4,008,906
5,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (a)(b)	06/27/2029	4,345,856
1,600,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year CMT Rate + 3.00%)	5.95%		10/01/2028	1,598,000
6,700,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	5,819,841
2,000,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%		09/13/2034	1,782,331
2,400,000	Braskem Idesa SAPI	6.99%		02/20/2032	1,556,850
7,200,000	Cemex, S.A.B de C.V. (5 Year CMT Rate + 4.53%)	5.13	% (b)	06/08/2026	6,413,935
300,000	Cemex, S.A.B. de C.V. (5 Year CMT Rate + 4.91%)	9.13	% (a)(b)	03/14/2028	304,199
5,200,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (b)(c)	11/29/2027	71,500
4,600,000	Mexarrend SAPI de C.V.	10.25	% (a)(c)	07/24/2024	1,037,001
2,412,935	Mexico Generadora de Energia S. de R.L.	5.50%		12/06/2032	2,321,726
16,033,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (b)(c)	01/29/2025	88,182

					29,967,527

Panama - 3.6%
1,800,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38%		09/14/2025	1,671,636
4,100,000	Banistmo S.A.	4.25%		07/31/2027	3,809,535
3,650,000	C&W Senior Financing	6.88%		09/15/2027	3,187,910
3,750,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%		04/16/2029	3,408,131
2,400,000	Multibank, Inc.	7.75	% (a)	02/03/2028	2,430,201
4,828,212	UEP Penonome S.A.	6.50	% (a)	10/01/2038	3,631,457
1,384,027	UEP Penonome S.A.	6.50%		10/01/2038	1,040,972

					19,179,842

Paraguay - 1.3%
2,500,000	Banco Continental SAECA	2.75%		12/10/2025	2,261,663
2,224,000	Frigorifico Concepcion S.A.	7.70%		07/21/2028	1,735,001
4,207,500	Rutas 2 and 7 Finance Ltd.	0.00%		09/30/2036	2,758,752

					6,755,416

Peru - 5.8%
800,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	705,087
3,367,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	3,093,268
12,172,000	Banco Internacional del Peru S.A.A. Interbank (5 Year CMT Rate + 3.71%)	4.00%		07/08/2030	11,194,101
1,844,471	Fenix Power Peru S.A.	4.32%		09/20/2027	1,733,000
8,091,200	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	7,787,780
4,304,000	Inkia Energy Ltd.	5.88%		11/09/2027	4,105,987
325,000	Nexa Resources S.A.	5.38%		05/04/2027	303,567
2,110,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	1,900,783

					30,823,573

Singapore - 3.8%
6,100,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	5,459,559
8,600,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	7,844,834
2,500,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.23%)	2.00%		10/14/2031	2,197,616
5,000,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	4,451,129

					19,953,138

South Africa - 0.5%
1,200,000	Sasol Financing USA LLC	4.38%		09/18/2026	1,063,563
2,000,000	Sasol Financing USA LLC	5.50%		03/18/2031	1,576,754

					2,640,317

United Arab Emirates - 2.1%
10,112,940	Galaxy Pipeline Assets Bidco Ltd.	2.16	% (a)	03/31/2034	8,611,621
400,000	Galaxy Pipeline Assets Bidco Ltd.	2.63%		03/31/2036	323,797
2,754,565	Galaxy Pipeline Assets Bidco Ltd.	2.94%		09/30/2040	2,216,605

					11,152,023

Vietnam - 0.4%
2,500,000	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	2,206,250

Total Foreign Corporate Bonds (Cost $431,535,763)					358,332,901

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 30.6%

Brazil - 2.6%
4,000,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25	% (b)	04/15/2024	3,563,416
5,900,000	Banco do Brasil S.A. (10 Year CMT Rate + 6.36%)	9.00	% (b)	06/18/2024	5,934,810
5,000,000	Petrobras Global Finance B.V.	6.75%		06/03/2050	4,498,920

					13,997,146

Chile - 1.9%
200,000	Chile Government International Bond	3.10%		05/07/2041	150,597
8,500,000	Chile Government International Bond	3.50%		01/25/2050	6,406,285
4,900,000	Chile Government International Bond	3.10%		01/22/2061	3,212,810

					9,769,692

Colombia - 6.5%
7,700,000	Colombia Government International Bond	3.25%		04/22/2032	5,715,785
7,700,000	Colombia Government International Bond	5.00%		06/15/2045	5,379,753
5,100,000	Colombia Government International Bond	4.13%		05/15/2051	3,064,793
7,400,000	Ecopetrol S.A.	4.63%		11/02/2031	5,719,200
1,050,000	Ecopetrol S.A.	5.88%		05/28/2045	720,389
10,550,000	Ecopetrol S.A.	5.88%		11/02/2051	6,991,721
7,500,000	Oleoducto Central S.A.	4.00%		07/14/2027	6,576,869

					34,168,510

Indonesia - 1.6%
5,200,000	Indonesia Government International Bond	3.70%		10/30/2049	4,146,300
5,400,000	Perusahaan Penerbit SBSN Indonesia III	3.80%		06/23/2050	4,274,949

					8,421,249

Korea - 1.0%
2,200,000	Korea Development Bank	1.63%		01/19/2031	1,778,199
4,500,000	Korea Development Bank	2.00%		10/25/2031	3,680,985

					5,459,184

Mexico - 6.4%
7,000,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	5,897,500
12,800,000	Mexico Government International Bond	4.40%		02/12/2052	10,123,843
12,914,000	Mexico Government International Bond	6.34%		05/04/2053	13,187,228
7,400,000	Petroleos Mexicanos	6.75%		09/21/2047	4,653,662

					33,862,233

Panama - 2.6%
2,000,000	Panama Government International Bond	2.25%		09/29/2032	1,533,334
1,500,000	Panama Government International Bond	4.30%		04/29/2053	1,119,921
2,200,000	Panama Government International Bond	4.50%		04/01/2056	1,657,642
14,100,000	Panama Government International Bond	3.87%		07/23/2060	9,381,085

					13,691,982

Paraguay - 0.4%
2,849,840	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	1,994,259

Peru - 1.9%
4,362,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	4,240,257
734,212	Lima Metro Finance Ltd.	5.88%		07/05/2034	714,664
4,700,000	Petroleos del Peru S.A.	4.75%		06/19/2032	3,598,281
2,600,000	Petroleos del Peru S.A.	5.63%		06/19/2047	1,679,425

					10,232,627

Philippines - 0.8%
1,000,000	Philippine Government International Bond	1.65%		06/10/2031	789,857
3,200,000	Philippine Government International Bond	2.95%		05/05/2045	2,284,444
1,500,000	Philippine Government International Bond	2.65%		12/10/2045	1,012,803

					4,087,104

Saudi Arabia - 2.9%
6,200,000	EIG Pearl Holdings SARL	3.55%		08/31/2036	5,300,907
500,000	EIG Pearl Holdings SARL	4.39%		11/30/2046	392,943
13,500,000	Saudi Government International Bond	3.45%		02/02/2061	9,519,430

					15,213,280

Singapore - 1.3%
1,000,000	PSA Treasury Pte Ltd.	2.13%		09/05/2029	854,237
2,400,000	SingTel Group Treasury Pte Ltd.	1.88%		06/10/2030	2,004,732
250,000	Temasek Financial Ltd.	1.00	% (a)	10/06/2030	197,863
5,100,000	Temasek Financial Ltd.	1.00%		10/06/2030	4,036,394

					7,093,226

South Africa - 0.7%
4,200,000	Republic of South Africa Government Bond	4.30%		10/12/2028	3,720,150

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $198,646,622)					161,710,642

Short Term Investments - 0.0% (f)
137	First American Government Obligations Fund - Class U	5.03	% (g)		137
136	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.03	% (g)		136
136	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.03	% (g)		136

Total Short Term Investments (Cost $409)					409

Total Investments - 98.3% (Cost $630,182,794)					520,043,952
Other Assets in Excess of Liabilities - 1.7%					9,143,024

NET ASSETS - 100.0%					$529,186,976

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Perpetual maturity. The date disclosed is the next call date of the security.

(c)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(d)	Value determined using significant unobservable inputs.

(e)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(f)	Represents less than 0.05% of net assets

(g)	Seven-day yield as of period end

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

INVESTMENT BREAKDOWN as a % of Net Assets:

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	30.6%
Banking	17.2%
Utilities	16.1%
Transportation	6.6%
Mining	6.6%
Energy	6.1%
Consumer Products	4.3%
Telecommunications	3.5%
Chemical Products	2.5%
Chemicals/Plastics	2.0%
Building and Development (including Steel/Metals)	1.9%
Finance	0.9%
Short Term Investments	0.0%	(f)
Other Assets and Liabilities	1.7%

	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

Colombia	12.9%
Mexico	12.1%
Brazil	11.1%
Chile	9.0%
Indonesia	8.8%
India	8.3%
Peru	7.7%
Panama	6.2%
Singapore	5.1%
Saudi Arabia	2.9%
Guatemala	2.6%
Israel	2.3%
United Arab Emirates	2.1%
Paraguay	1.7%
Korea	1.2%
South Africa	1.2%
Dominican Republic	0.9%
Philippines	0.8%
Kuwait	0.7%
Vietnam	0.4%
Jamaica	0.3%
United States	0.0%	(f)
Other Assets and Liabilities	1.7%

	100.0%

Notes to Schedule of Investments

June 30, 2023 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services— Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$743,285,139	$70,164,249	$409	$1,187,640	$47,188,971	$12,206,116
Affiliated Mutual Funds	—	437,786,179	—	3,895,974	—	—
Warrants	—	12,821	—	—	—	—
Exchange Traded Funds	—	—	—	2,656,181	—	—
Real Estate Investment Trusts	—	—	—	370,920	—	—
Total Level 1	743,285,139	507,963,249	409	8,110,715	47,188,971	12,206,116
Level 2
US Government and Agency Mortgage Backed Obligations	16,358,909,639	1,368,227,413	—	1,664,735	182,006,206	—
Non-Agency Residential Collateralized Mortgage Obligations	8,593,111,428	802,348,123	—	4,119,736	785,718,277	—
US Government and Agency Obligations	2,731,998,533	1,487,527,395	—	—	1,123,285,902	—
Non-Agency Commercial Mortgage Backed Obligations	2,422,470,422	376,189,783	—	—	853,581,186	—
Asset Backed Obligations	1,407,932,715	254,447,255	—	—	349,440,256	—
Collateralized Loan Obligations	1,076,680,500	252,543,724	—	—	991,277,486	—
US Corporate Bonds	—	1,096,145,263	—	—	400,904,115	8,393,243
Foreign Corporate Bonds	—	414,228,831	358,332,901	—	479,968,999	680,859
Bank Loans	—	239,377,235	—	—	244,160,277	175,103,359
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	93,359,483	161,710,642	—	147,740,468	—
Short Term Investments	—	79,264,141	—	4,332,909	403,656,258	—
Municipal Bonds	—	5,592,029	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	32,591,103,237	6,469,253,862	520,043,543	10,117,380	5,961,739,430	184,177,461
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	199,376,020	742,273	—	—	—	—
Asset Backed Obligations	49,505,611	6,222,149	—	—	24,755,000	—
Collateralized Loan Obligations	485,088	691,241	—	76,100	—	—
Bank Loans	—	488,086	—	—	—	390,851
Common Stocks	—	343,480	—	—	—	1,584
Rights	—	18,624	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Total Level 3	249,366,719	8,505,853	—	76,100	24,755,000	392,435
Total	$33,583,755,095	$6,985,722,964	$520,043,952	$18,304,195	$6,033,683,401	$196,776,012
Other Financial Instruments
Level 1
Futures Contracts	$5,898,959	$532,514	$—	$(40,078)	$—	$—
Total Level 1	5,898,959	532,514	—	(40,078)	—	—
Level 2
Excess Return Swaps	—	—	—	862,413	—	—
Unfunded Loan Commitments	—	(49,110)	—	—	—	(30,085)
Total Level 2	—	(49,110)	—	862,413	—	(30,085)
Level 3	—	—	—	—	—	—
Total	$5,898,959	$483,404	$—	$822,335	$—	$(30,085)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$132,400,389	$13,914,606	$1,205,846	$2,138,559	$5,147,280	$2,671,836
Warrants	—	1,445	—	—	—	—
Total Level 1	132,400,389	13,916,051	1,205,846	2,138,559	5,147,280	2,671,836
Level 2
Collateralized Loan Obligations	741,476,270	168,073,281	—	—	—	—
US Government and Agency Obligations	714,710,521	19,273,242	—	8,545,031	—	49,111,670
Non-Agency Commercial Mortgage Backed Obligations	497,628,997	88,173,507	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	475,193,894	151,327,903	—	—	—	—
Asset Backed Obligations	288,972,044	39,690,566	—	—	—	—
US Corporate Bonds	265,721,495	33,813,045	—	—	—	—
Bank Loans	238,058,965	63,700,277	—	—	—	—
Foreign Corporate Bonds	222,952,472	53,703,788	133,682,872	—	—	—
Short Term Investments	212,480,039	120,151,875	—	—	154,994,653	2,349,983
US Government and Agency Mortgage Backed Obligations	107,340,940	79,379,105	—	39,792,261	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	35,503,436	20,298,590	39,435,739	—	—	86,292,910
Escrow Notes	—	752	—	—	—	—
Total Level 2	3,800,039,073	837,585,931	173,118,611	48,337,292	154,994,653	137,754,563
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,237,668	1,787,322	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	2,724,740	6,927,039	—	—	—	—
Bank Loans	$—	$106,723	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	4,281,593	—	—	—	—
Collateralized Loan Obligations	—	2,979,192	—	—	—	—
Common Stocks	—	82,378	—	—	—	—
Rights	—	4,464	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,962,408	16,168,711	—	—	—	—
Total	$3,940,401,870	$867,670,693	$174,324,457	$50,475,851	$160,141,933	$140,426,399
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$608,744	$—	$—
Total Level 1	—	—	—	608,744	—	—
Level 2
Excess Return Swaps	287,764,035	—	—	—	4,299,150	—
Unfunded Loan Commitments	—	(12,251)	—	—	—	—
Total Level 2	287,764,035	—	—	—	4,299,150	—
Level 3	—	—	—	—	—	—
Total	$287,764,035	$(12,251)	$—	$608,744	$4,299,150	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$425,186	$2,601,552	$211,317	$88,053	$504,091	$750,198
Affiliated Mutual Funds	—	3,024,971	—	—	—	9,730,063
Total Level 1	425,186	5,626,523	211,317	88,053	504,091	10,480,261
Level 2
US Corporate Bonds	152,481,698	3,634,922	2,724,698	—	—	—
Asset Backed Obligations	136,326,006	1,750,290	—	—	1,038,464	—
Foreign Corporate Bonds	40,997,472	2,663,843	541,282	2,193,850	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6,662,708	313,995	—	8,243,312	—	—
Collateralized Loan Obligations	—	8,740,203	2,272,386	—	12,394,083	—
US Government and Agency Obligations	—	8,515,329	2,359,986	—	2,269,912	1,457,085
Non-Agency Residential Collateralized Mortgage Obligations	—	6,460,909	—	—	15,319,956	—
Non-Agency Commercial Mortgage Backed Obligations	—	6,447,223	2,077,996	—	9,275,627	—
Short Term Investments	$—	$5,911,205	$877,989	$—	$—	$986,504
US Government and Agency Mortgage Backed Obligations	—	1,100,872	—	—	3,354,102	—
Total Level 2	336,467,884	45,538,791	10,854,337	10,437,162	43,652,144	2,443,589
Level 3
Foreign Corporate Bonds	2,041,447	—	—	—	—	—
Asset Backed Obligations	952,148	—	—	—	2,134,102	—
Total Level 3	2,993,595	—	—	—	2,134,102	—
Total	$339,886,665	$51,165,314	$11,065,654	$10,525,215	$46,290,337	$12,923,850
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	1,836,034	(1,712,206)	—	—	170,726
Forward Currency Exchange Contracts	—	870,322	—	—	—	—
Total Level 2	—	2,706,356	(1,712,206)	—	—	170,726
Level 3	—	—	—	—	—	—
Total	$—	$2,706,356	$(1,712,206)	$—	$—	$170,726

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$8,898	$(115,868)	$19,369	$—	$(105,045)	$—	$—	$6,927,039	$(115,362)
Asset Backed Obligations	8,405,530	(445,212)	(3,274,951)	—	175,850	(579,624)	—	—	4,281,593	(3,689,793)
Collateralized Loan Obligations	1,520,905	—	(74,625)	201	5,298	—	1,527,413	—	2,979,192	(70,611)
Non-Agency Commercial Mortgage Backed Obligations	983,389	1,686	34,100	1,807	—	(72,843)	839,183	—	1,787,322	18,208
Bank Loans	107,055	101	(1,259)	1,158	—	(332)	—	—	106,723	(1,155)
Common Stocks	290,300	(32,896)	9,485	—	—	(184,511)	—	—	82,378	(36,327)
Rights	6,138	—	(1,674)	—	—	—	—	—	4,464	(1,674)
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—	—

Total	$18,433,002	$(467,423)	$(3,424,792)	$22,535	$181,148	$(942,355)	$2,366,596	$—	$16,168,711	$(3,826,103)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(1,926,537)	$1,098,981	$(164)	$81,573	$(1,198,914)	$—	$—	$2,134,102	$(741,465)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,927,039	Market Comparables	Market Quotes	$90.64 ($90.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,281,593	Market Comparables	Market Quotes	$12.37 - $87.49 ($60.05)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$2,979,192	Market Comparables	Market Quotes	$23.43 - $76.37 ($71.78)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,787,322	Market Comparables	Market Quotes	$33.72 -$77.41 ($56.90)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$106,723	Market Comparables	Market Quotes	$0.00 - $100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$82,378	Market Comparables	Market Quotes	$0.60 - $23.00 ($22.82)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$4,464	Market Comparables	Market Quotes	$4.75 - $7.25 ($6.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$2,134,102	Market Comparables	Market Quotes	$12.37 - $4,604.87 ($1,793.51)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.